SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended
	May. 12, 2015	May. 05, 2015	Apr. 30, 2015	Mar. 31, 2015
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Declared				$ 11,670
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Lines of Credit	$ 255,000
Distribution Made to Limited Partner, Cash Distributions Declared			$ 11,670
Distribution Made to Limited Partner, Distributions Declared, Per Unit			$ 0.35
Proceeds from Issuance of Secured Debt	343,000
Senior Secured Notes Issued in 2015 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 350,000
Debt Instrument, Interest Rate, Stated Percentage	6.875%	6.875%
Initial Purchasers [Member] | Senior Secured Notes Issued in 2015 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 330,090
Delaware City Products Pipeline and Truck Rack [Member] | PBF LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross		$ 112,500
Delaware City Products Pipeline and Truck Rack [Member] | PBF LLC [Member] | Senior Secured Notes Issued in 2015 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to Acquire Businesses, Gross		$ 88,000
Management [Member] | Senior Secured Notes Issued in 2015 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 19,910